Acquisition of Business	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Business Combinations [Abstract]
ACQUISITION OF BUSINESS
3.	ACQUISITION OF BUSINESS

On August 31, 2020, the Company entered into a Purchase Agreement (“Agreement”), with Pocono Coated Products (“PCP”), pursuant to which PCP agreed to sell the Company certain of the assets and liabilities associated with its Transdermal, Topical, Cosmetic, and Nutraceutical business, including: (1) all the equipment, intellectual property and trade secrets, cash balances, receivables, bank accounts and inventory, free and clear of all liens, except for certain lease obligations, and (2), a 100% membership interest in Active Intelligence, LLC (collectively the “Assets”). The net assets acquired were contributed to Pocono Pharmaceuticals Inc, a newly formed wholly owned subsidiary of the Company. The purchase price for the Assets was (i) $6,085,180 paid with the issuance of 608,519 shares in the Company’s common stock of Nutriband at a value of the average price of the previous 90 days at the date of Closing (the “Shares”), and (ii) a promissory note of the Company, net of debt discount, in the principal amount, of $1,332,893 (the Note”) which is due upon the earlier of (a) twelve (12) months from issuance, or (b) immediately following a capital raise of not less than $4,000,000 and/or a public offering of no less than $4,000,000. Michael Myer, the CEO of PCP, has been elected to the Board of Directors of the Company for period of one year at the annual meeting of shareholders of the Company held in October 2020.

The Agreement provides that it is effective August 31, 2020, on which date the parties also entered into an escrow agreement (the “Escrow Agreement”), with legal counsel serving as the escrow agent, providing for holding of the Note, certificate for the shares, and title to the Assets (held in a special purpose subsidiary) as collateral security for completion of all closing conditions under the Agreement. On that date, the parties also entered into a security agreement granting PCP a security interest in all proceeds of the Assets held as collateral under the Escrow Agreement.

The purpose of the Company entering into the transaction is to enhance the transdermal products operations of the Company. The fair value of consideration given was allocated to the net tangible assets acquired. Under U.S. GAAP, both the PCP segment and Active Intelligence were considered to be businesses and, as such, the transaction was accounted for under the acquisition method of accounting.

Details of the net assets acquired are as follows:

Fair value
Recognized on
Acquisition
Common stock issued	$6,085,180
Note payable issued	1,332,893
$7,418,073

Cash	$66,994
Accounts receivable	1,761
Inventory	42,613
Equipment and fixtures	1,056,935
Customer base	177,600
Intellectual property and trademarks	583,200
Goodwill	5,810,640
Accounts payable and accrued expenses	(26,104)
Deferred revenue	(26,851)
Debt	(268,715)
Net assets acquired	$7,418,073

The following unaudited pro forma condensed financial information presents the combined results of operations of the Company and the two businesses acquired from PCP, Pocono and Active Intelligence, as if the acquisition occurred as part of the beginning of cash period presented. The unaudited pro forma condensed financial information is not intended to represent or be indicative of the consolidated results of operations of the Company that would have been reported had the acquisition occurred at the beginning of the period presented and should not be taken as being representation of the future consolidated results of operations of the Company.

	Six Months Ended
	July 31,
	2020
	As Reported	Proforma
Net revenue	$203,814	$629,873
Net loss	(638,063)	(702,975)
Loss per common share - basic and diluted	(0.12)	(0.12)

2.	ACQUISITION OF BUSINESS

On August 31, 2020, the Company entered into a Purchase Agreement (“Agreement”), with Pocono Coated Products (“PCP”), pursuant to which PCP agreed to sell the Company certain of the assets and liabilities associated with its Transdermal, Topical, Cosmetic, and Nutraceutical business, including: (1) all the equipment, intellectual property and trade secrets, cash balances, receivables, bank accounts and inventory, free and clear of all liens, except for certain lease obligations, and (2), a 100% membership interest in Active Intelligence, LLC (collectively the “Assets”). The net assets acquired were contributed to Pocono Pharmaceuticals Inc, a newly formed wholly owned subsidiary of the Company. The purchase price for the Assets was (i) $6,085,180 paid with the issuance of 608,519 shares in the Company’s common stock of Nutriband at a value of the average price of the previous 90 days at the date of Closing (the “Shares”), and (ii) a promissory note of the Company, net of debt discount, in the principal amount, of $1,332,893 (the Note”) which is due upon the earlier of (a) twelve (12) months from issuance, or (b) immediately following a capital raise of not less than $4,000,000 and/or a public offering of no less than $4,000,000. Michael Myer, the CEO of PCP, has been elected to the Board of Directors of the Company for period of one year at the annual meeting of shareholders of the Company held in October 2020.

The Agreement provides that it is effective August 31, 2020, on which date the parties also entered into an escrow agreement (the “Escrow Agreement”), with legal counsel serving as the escrow agent, providing for holding of the Note, certificate for the shares, and title to the Assets (held in a special purpose subsidiary) as collateral security for completion of all closing conditions under the Agreement. On that date, the parties also entered into a security agreement granting PCP a security interest in all proceeds of the Assets held as collateral under the Escrow Agreement.

The purpose of the Company entering into the transaction is to enhance the transdermal products operations of the Company. The fair value of consideration given was allocated to the net tangible assets acquired. Under U.S. GAAP, both the PCP segment and Active Intelligence were considered to be businesses and, as such, the transaction was accounted for under the acquisition method of accounting.

Details of the net assets acquired are as follows:

Fair value Recognized on Acquisition
Common stock issued	$6,085,180
Note payable issued	1,332,893
$7,418,073
Cash	$66,994
Accounts receivable	1,761
Inventory	42,613
Equipment and fixtures	1,056,935
Customer base	177,600
Intellectual property and trademarks	583,200
Goodwill	5,810,640
Acounts payable and accrued expenses	(26,104)
Deferred revenue	(26,851)
Debt	(268,715)
Net assets acquired	$7,418,073

The following unaudited pro forma condensed financial information presents the combined results of operations of the Company and the two businesses acquired from PCP, Pocono and Active Intelligence, as if the acquisition occurred as part of the beginning of cash period presented. The unaudited pro forma condensed financial information is not intended to represent or be indicative of the consolidated results of operations of the Company that would have been reported had the acquisition occurred at the beginning of the period presented and should not be taken as being representation of the future consolidated results of operations of the Company.

	January 31,
	2021		2020
	As		As
	Reported	Proforma	Reported	Proforma
Net revenue	$943,702	$1,369,761	$370,647	$1,993,472

Net loss	(2,932,828)	(3,001,178)	(2,766,627)	(2,732,727)

Loss per common share - basic and diluted	(0.51)	0.52	(0.50)	(0.45)

Since the date of acquisition, Pocono and Active Intelligence had net revenues of $154,195 and incurred a net loss of $40,068.